Note 8 - Stock-based Compensation - Share-based Payment Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Share-based payment expense	$ 952	$ 155	$ 3,695	$ 666
Research and Development Expense [Member]
Share-based payment expense	644	43	826	172
General and Administrative Expense [Member]
Share-based payment expense	$ 307	$ 112	$ 2,869	$ 494